UNAUDITED INTERIM CONDENSED COMBINED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Premiums
Gross		$ 1,504	$ 50	$ 1,819	$ 52
Ceded		(81)	0	(82)	0
Net premiums		1,423	50	1,737	52
Other policy revenue		31	0	31	0
Net investment (loss) income		(158)	39	(258)	(24)
Net investment results from funds withheld		(12)	0	73	0
Total revenues		1,284	89	1,583	28
Income from equity accounted investments		72	0	86	0
Gross		377	21	515	38
Ceded		(93)	(6)	(96)	(12)
Change in future policy benefits
Gross		890	59	883	(34)
Ceded		17	5	40	19
Interest credited to policyholders' account balances		5	0	5	0
Commissions for acquiring and servicing policies		62	0	62	0
Changes in deferred acquisition costs		(52)	0	(76)	0
Other reinsurance expenses		28	0	55	0
Operating expenses		81	7	98	10
Interest expense		34	0	43	0
Total benefits and expenses		1,349	86	1,529	21
Net income before income taxes		7	3	140	7
Income tax expense		(6)	(1)	(11)	(2)
Net income		1	2	129	5
Net income for the period		$ (2)	$ 0	$ (2)	$ 0
Net income, basic (USD per share)		$ 0.06	$ 0.00	$ 4.99	$ 0.00
Brookfield Asset Management Inc.
Change in future policy benefits
Net income for the period	[1]	$ 0	$ 2	$ 0	$ 5
Class A exchangeable and Class B shareholders
Change in future policy benefits
Net income for the period	[2]	1	0	3	0
Class C shareholders
Change in future policy benefits
Net income for the period	[2]	$ 2	$ 0	$ 128	$ 0
Net income, basic (USD per share)	[3]	$ 0.06	$ 0	$ 4.99	$ 0

[1]	For the periods prior to June 28, 2021. See Note 2(b).
[2]	For the period June 28, 2021 onward. See Note 2(b).
[3]	Basic earnings per share for the three and six months ended January 1, 2021 to June 28, 2021 are attributed to our predecessor company Brookfield Annuity Holdings Inc., which was a wholly owned subsidiary of Brookfield Asset Management Inc.